Other Intangible Assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 31.3	$ 24.3	$ 25.2
Impairment charges	$ 0.0	$ 5.3	$ 0.0